Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
8.	Goodwill and Other Intangible Assets
Intangible assets subject to amortization acquired during the year ended December 31, 2021, including those recorded from businesses acquired as stated in Note 7, totaled ¥36,015 million, which primarily consist of software of ¥25,965 million. The weighted average amortization periods for intangible assets in total acquired during the year ended December 31, 2021 are approximately 9 years. The weighted average amortization period for software acquired during the year ended December 31, 2021 is approximately 5 years.
Intangible assets subject to amortization acquired during the year ended December 31, 2020, including those recorded from businesses acquired, totaled ¥31,413 million, which primarily consist of software of ¥29,137 million. The weighted average amortization periods for intangible assets in total acquired during the year ended December 31, 2020 are approximately 6 years. The weighted average amortization period for software acquired during the year ended December 31, 2020 is approximately 5 years.
The components of intangible assets subject to amortization at December 31, 2021 and 2020 were as follows:

	December 31, 2021		December 31, 2020
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	399,331	300,905	379,504	279,372
Customer relationships	158,513	59,465	155,648	46,613
Patents and developed technology	133,923	70,795	124,315	59,328
Trademarks	45,726	21,350	44,914	17,800
License fees	16,881	10,098	13,651	6,065
Other	18,765	10,521	17,163	9,235

	773,139	473,134	735,195	418,413

Aggregate amortization expense for the years ended December 31, 2021, 2020 and 2019 was ¥64,913 million, ¥65,092 million and ¥66,909 million, respectively. Estimated amortization expense for intangible assets currently held for the next five years ending December 31 is ¥55,921 million in 2022, ¥47,476 million in 2023, ¥38,534 million in 2024, ¥31,977 million in 2025, and ¥28,302 million in 2026.
Intangible assets not subject to amortization other than goodwill at December 31, 2021 and 2020 were not significant.
For management reporting purposes, goodwill is not allocated to the reporting unit. Goodwill has been allocated to its respective reporting unit for impairment testing.
The changes in the carrying amount of goodwill by segment for the years ended December 31, 2021 and 2020 were as follows:

	Year ended December 31, 2021
	Printing	Imaging	Medical	Industrial and Others	Total
	(Millions of yen)
Goodwill – gross	142,185	289,999	506,513	9,283	947,980
Accumulated impairment losses	(32,416)	—	—	—	(32,416)

Balance at beginning of year	109,769	289,999	506,513	9,283	915,564
Goodwill acquired during the year	—	—	28,826	—	28,826
Translation adjustments and other	2,931	3,750	1,844	935	9,460

Goodwill – gross	146,025	293,749	537,183	10,218	987,175
Accumulated impairment losses	(33,325)	—	—	—	(33,325)

Balance at end of year	112,700	293,749	537,183	10,218	953,850

	Year ended December 31, 2020
	Printing	Imaging	Medical	Industrial and Others	Total
	(Millions of yen)
Goodwill – gross	139,036	272,241	508,907	9,767	929,951
Accumulated impairment losses	(31,290)	—	—	—	(31,290)

Balance at beginning of year	107,746	272,241	508,907	9,767	898,661
Goodwill acquired during the year	—	—	—	—	—
Translation adjustments and other	2,023	17,758	(2,394)	(484)	16,903

Goodwill – gross	142,185	289,999	506,513	9,283	947,980
Accumulated impairment losses	(32,416)	—	—	—	(32,416)

Balance at end of year	109,769	289,999	506,513	9,283	915,564

*
Based on the realignment of Canon’s internal reporting and management structure, from the beginning of 2021, Canon has changed the name and structure of segments to Printing Business Unit, Imaging Business Unit, Medical Business Unit, and Industrial and Others Business Unit. Changes in the carrying amounts of goodwill by segment for the fiscal year ended December 31, 2020 also have been reclassified.